BUSINESS AND BASIS OF OPERATIONS (Details) - USD ($)	1 Months Ended	12 Months Ended
	May. 31, 2015	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Stockholders' equity (deficiency)		$ (1,079,300)	$ (110,376)	$ (568,106)
Subsequent Event [Member]
Proceeds from issuance of warrants	$ 1,325,000	$ 1,325,000